CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 0	$ 179	$ 91,670,045	$ 0	$ (3,500,000)	$ (87,356,260)	$ 813,964	$ 0	$ 813,964
Beginning balance, shares at Dec. 31, 2023	0	1,766,552
Shares Issued for Services		$ 7	541,640				541,647		541,647
Shares Issued for Services, shares		54,819
Warrants issued for cash			500,000				500,000		500,000
Warrants issued for services			8,150				8,150		8,150
Warrants issued in exchange for note receivable			1,900,000		(2,000,000)		(100,000)		(100,000)
Stock based compensation			96,889				96,889		96,889
Ending balance, value at Mar. 31, 2024	0	186	94,716,826	0	(5,500,000)	(90,357,648)	(1,140,636)	0	(1,140,636)
Stock split adjustment			102				102		102
Net loss						(3,001,388)	(3,001,388)		(3,001,388)
Ending balance, shares at Mar. 31, 2024	0	1,821,371
Beginning balance, value at Dec. 31, 2023	$ 0	$ 179	91,670,045	0	(3,500,000)	(87,356,260)	813,964	0	813,964
Beginning balance, shares at Dec. 31, 2023	0	1,766,552
Ending balance, value at Jun. 30, 2024	$ 2	$ 201	100,500,236	50,000	(7,600,000)	(93,392,993)	(442,554)	132,494	(310,060)
Net loss									(6,036,733)
Ending balance, shares at Jun. 30, 2024	4,300	1,985,930
Beginning balance, value at Mar. 31, 2024	$ 0	$ 186	94,716,826	0	(5,500,000)	(90,357,648)	(1,140,636)	0	(1,140,636)
Beginning balance, shares at Mar. 31, 2024	0	1,821,371
Shares issued for the conversion of debt	$ 1	$ 6	951,855				951,862		951,862
Shares issued for the conversion of debt, shares	506	72,059
Preferred share offering	$ 1		3,661,505	50,000	(2,100,000)		1,611,506	132,494	1,744,000
Preferred share offering, shares	3,794
Shares Issued for Services		$ 9	558,165				558,174		558,174
Shares Issued for Services, shares		92,500
Stock based compensation			611,570				611,570		611,570
Ending balance, value at Jun. 30, 2024	2	201	100,500,236	50,000	(7,600,000)	(93,392,993)	(442,554)	132,494	(310,060)
Stock split adjustment			315				315		315
Net loss						(3,035,345)	(3,035,345)		(3,035,345)
Ending balance, shares at Jun. 30, 2024	4,300	1,985,930
Beginning balance, value at Dec. 31, 2024	$ 2	$ 212	102,976,748	541,875	(2,100,000)	(98,233,673)	3,185,164	682,062	3,867,226
Beginning balance, shares at Dec. 31, 2024	6,520	2,116,191
Series A Preferred Stock Offering			3,177,762		1,850,000		5,027,762	302,238	5,330,000
Series A Preferred Stock Offering, shares	3,480
Pre-funded warrants exercise		$ 20	380				400		400
Pre-funded warrants exercise, shares		200,000
Preferred share conversion	$ (1)	$ 78	(77)
Preferred share conversion, shares	(6,200)	(775,000)
Shares Issued for Services			25,000				25,000		25,000
Preferred share conversion, shares	6,200	775,000
Shares Issued for Services, shares		4,371
Shares Issued for SEPA, shares		81,877
Asset Purchase Agreement		$ 19	541,856	(541,875)
Asset Purchase Agreement, shares		187,500
Shares Issued for SEPA		$ 8	239,195				239,204		239,204
Warrants issued for services			824,295				824,295		824,295
Stock based compensation			597,731				597,731		597,731
Ending balance, value at Mar. 31, 2025	1	337	108,382,890	0	(250,000)	(101,654,614)	6,478,614	984,300	7,462,914
Net loss						(3,420,941)	(3,420,941)		(3,420,941)
Ending balance, shares at Mar. 31, 2025	3,800	3,364,939
Beginning balance, value at Dec. 31, 2024	$ 2	$ 212	102,976,748	541,875	(2,100,000)	(98,233,673)	3,185,164	682,062	3,867,226
Beginning balance, shares at Dec. 31, 2024	6,520	2,116,191
Ending balance, value at Jun. 30, 2025	$ 1	$ 416	111,850,568	359,046	(125,000)	(105,989,201)	6,095,830	984,300	7,080,130
Net loss									(7,755,527)
Ending balance, shares at Jun. 30, 2025	625	4,166,713
Beginning balance, value at Mar. 31, 2025	$ 1	$ 337	108,382,890	0	(250,000)	(101,654,614)	6,478,614	984,300	7,462,914
Beginning balance, shares at Mar. 31, 2025	3,800	3,364,939
Series A Preferred Stock Offering					125,000		125,000		125,000
Pre-funded warrants exercise		$ 5	95				100		100
Pre-funded warrants exercise, shares		50,000
Preferred share conversion		$ 39	(39)
Preferred share conversion, shares	(3,175)	(396,875)
Debt converted to equity		$ 10	894,056	359,046			1,253,112		1,253,112
Debt converted to equity, shares		98,899
Shares Issued for Services		$ 25	2,382,544				2,382,569		2,382,569
Preferred share conversion, shares	3,175	396,875
Shares Issued for Services, shares		256,000
Other comprehensive income
Stock based compensation			191,022				191,022		191,022
Ending balance, value at Jun. 30, 2025	1	416	111,850,568	359,046	(125,000)	(105,989,201)	6,095,830	984,300	7,080,130
Net loss						$ (4,334,586)	$ (4,334,586)		$ (4,334,586)
Ending balance, shares at Jun. 30, 2025	625	4,166,713